Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	€ 188,359
Closing balance	176,067	€ 188,359
Deferred Transaction Costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	490	447
Costs deferred during the year	43	35
Amortization through income statement	(23)	(22)
Net exchange differences	(57)	30
Closing balance	452	490
Current	22	22
Non-current	€ 430	€ 468